Fair Value Measurements Fair Value Measurements Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jan. 26, 2014	Jul. 28, 2013	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)			$ 6
Asset Impairment Charges	$ 11
Goodwill		$ 2,297	2,344	$ 2,433	$ 2,297
Cash and Cash Equivalents, at Carrying Value			39	46
Long-term Debt			2,552	2,544
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure			39	46
Long-term Debt, Fair Value			2,623	2,647
2014 Initiatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring and Related Cost, Cost Incurred to Date			54
Restructuring and Related Cost, Incurred Cost			0	54
2014 Initiatives [Member] | Asset Impairment Accelerated Depreciation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring and Related Cost, Cost Incurred to Date			12
Restructuring and Related Cost, Incurred Cost			0	12
2013 Initiatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring and Related Cost, Cost Incurred to Date			142
Restructuring and Related Cost, Incurred Cost			0	4	138
2013 Initiatives [Member] | Asset Impairment Accelerated Depreciation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring and Related Cost, Cost Incurred to Date			99
Restructuring and Related Cost, Incurred Cost			0	$ 0	99
Global Baking And Snacking [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure			$ 9
Discontinued Operations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		36
Goodwill, Impairment Loss		360
Goodwill		110			110
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure		$ 29			$ 29